Capital and Reserves (Details) $ / shares in Units, $ in Millions									12 Months Ended
	Dec. 05, 2022	Jun. 01, 2021	Mar. 04, 2021 CHF (SFr) shares	Mar. 04, 2021 $ / shares	Dec. 03, 2020	Dec. 01, 2020 CHF (SFr) shares	Dec. 01, 2020 $ / shares	May 15, 2019	Dec. 31, 2022 USD ($) shares
Capital and Reserves [Abstract]
Description of purchase agreement	Pursuant to the purchase agreement, LPC agreed to subscribe for up to $10,000,000 of our common shares over the 24-month term of the purchase agreement. As consideration for LPC’s irrevocable commitment to purchase common shares upon the terms of and subject to satisfaction of the conditions set forth in the 2022 Commitment Purchase Agreement, the Company agreed to issue 50,000 common shares immediately to LPC as commitment shares. In 2022, no common shares were issued to LPC under the 2022 Commitment Purchase Agreement. The 2022 Commitment Purchase Agreement replaced the 2020 Commitment Purchase Agreement. Under the 2020 Commitment Purchase Agreement, LPC agreed to subscribe for up to $10,000,000 of our common shares over the 30-month term of the purchase agreement. Prior to its termination we had issued 325,000 common shares for aggregate proceeds of $4.0 million to LPC under the 2020 Commitment Purchase Agreement. The 2020 Commitment Purchase Agreement replaced the 2018 Commitment Purchase Agreement. Under the 2018 Commitment Purchase Agreement agreed to purchase common shares for up to $10,000,000 over the 30-month term of the Purchase Agreement. Prior to its termination we had issued 29,375 common shares for aggregate proceeds of $1.8 million to LPC under the LPC Purchase Agreement.
Securities purchase agreements description		the Company completed the acquisition of Trasir. The upfront acquisition price of $2.5 million was paid with 38,219 non-registered common shares at $65.40 each to the selling shareholders. In addition, 459 non-registered common shares were issued to reimburse $30,000 in expenses incurred by certain selling Trasir shareholders.			the Company entered into securities purchase agreements with several institutional investors for the purchase and sale of 100,000 common shares at an offering price of $80.00 per share, pursuant to a registered direct offering. The net proceeds of the offering were approximately $7.3 million.
Convertible loan amount			SFr 604,545			SFr 895,455			$ 2.5
Common shares			25,841			36,850
Conversion price | $ / shares				$ 27			$ 27
Interest rate | SFr			SFr 40,628
Description of public offering								the Company completed a public offering of (i) 22,000 common shares with a par value of CHF 16.00 each, together with warrants to purchase 22,000 common shares, and (ii) 86,064 pre-funded warrants, with each pre-funded warrant exercisable for one common share, together with warrants to purchase 86,064 common shares, including 5,500 common shares and warrants to purchase 5,500 common shares sold pursuant to a partial exercise by the underwriters of the underwriters’ over-allotment option (the “May 2019 Registered Offering”). The exercise price for the pre-funded warrants was CHF 0.20 per common share and for the warrants CHF 86.80. The net proceeds to us from the May 2019 Registered Offering were approximately $7.7 million, after deducting underwriting discounts and other offering expenses payable by us. All pre-funded warrants were exercised in 2019. In December 2020, 63,192 warrants were exercised. The remaining 44,872 warrants were exercised in March 2021.
Offering price | $									$ 25.0
Sale of common stock									116,843
Common shares for an aggregate									1,505,244
Aggregate offering price | $									$ 12.1